Share-based Payments - Movements in Number of Warrants Outstanding (Detail)						12 Months Ended
	Jun. 29, 2017	Nov. 05, 2015	May 05, 2014	May 06, 2013 EUR (€)	Oct. 29, 2010 EUR (€)	Dec. 31, 2017 EUR (€) Warrant	Dec. 31, 2016 EUR (€) Warrant
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average exercise price, outstanding, beginning of period						€ 20.92	€ 11.61
Weighted average exercise price, granted						3,037	33.10
Weighted average exercise price, forfeited						28.50	34.20
Weighted average exercise price, exercised						2.77
Weighted average exercise price, expired						22.44
Weighted average exercise price outstanding, end of period				€ 2.64	€ 35.36	€ 31.76	€ 20.92
Number of warrants outstanding, beginning of period | Warrant						571,444	319,330
Number of warrants, granted	312,100	343,550	94,400	253,150	61,050	367,100	343,550
Number of warrants, forfeited | Warrant						31,817	91,436
Number of warrants, exercised			100,000	253,150	61,050	225,966
Number of warrants, expired | Warrant						5,799
Number of warrants outstanding, end of period	308,434	253,065	60,697	7,000	766	674,962	571,444